Condensed Consolidated Statements of Stockholders’ Deficit (Audited) - USD ($)	Common Stock	Preferred Stock Preferred Stock A	Preferred Stock Preferred Stock B	Preferred Stock Preferred Stock C	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning, Balance at Dec. 31, 2023	$ 24,454	$ 100	$ 318		$ 9,492,015	$ (10,376,645)	$ (859,758)
Beginning, Balance (in Shares) at Dec. 31, 2023	24,454,000	100,000	317,677
Issuance of common stock	$ 1,980				4,515,182		4,517,162
Issuance of common stock (in Shares)	1,981,224
Stock purchase agreement	$ 67				535,000		535,067
Stock purchase agreement (in Shares)	65,735
Issuance of preferred stock B, crowdfunding			$ 276		1,529,527		1,529,803
Issuance of preferred stock B, crowdfunding (in Shares)			276,065
Net loss						(9,392,702)	(9,392,702)
Ending, Balance at Dec. 31, 2024	$ 26,501	$ 100	$ 594		16,071,724	(19,769,347)	(3,670,428)
Ending, Balance (in Shares) at Dec. 31, 2024	26,500,959	100,000	593,742
Issuance of common stock	$ 5,644				31,885,659		31,891,303
Issuance of common stock (in Shares)	5,644,597
Issuance of common stock - settlement	$ 3,462				19,558,957		19,562,419
Issuance of common stock - settlement (in Shares)	3,462,375
Issuance of common stock - warrants	$ 811				3,499,189		3,500,000
Issuance of common stock - warrants (in Shares)	810,324
Issuance of common stock, Series A conversion	$ 37,935	$ (100)			(37,935)
Issuance of common stock, Series A conversion (in Shares)	37,935,029	(100,000)
Issuance of common stock, series B conversion	$ 671		$ (672)		671		670
Issuance of common stock, series B conversion (in Shares)	671,072		(671,072)
Issuance of preferred stock B, crowdfunding			$ 81		795,810		795,891
Issuance of preferred stock B, crowdfunding (in Shares)			81,273
Issuances of series C stock				$ 100
Issuances of series C stock (in Shares)				100,000
Net loss						(62,399,163)	(62,399,163)
Ending, Balance at Dec. 31, 2025	$ 75,024		$ 3	$ 100	$ 71,774,075	$ (82,168,510)	$ (10,319,308)
Ending, Balance (in Shares) at Dec. 31, 2025	75,024,356		3,943	100,000